Consolidated Statements of Operations and Other Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [Abstract]
Diluted loss per ADS - USD	$ 0.9	$ 1.20	$ 1.01
Number of ADSs used in calculating diluted loss per ADS	22,133,294	18,081,087	17,568,036
Diluted loss (profit) per ADS – USD			$ 0.04